Intangible Aessets - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets, Net [Abstract]
Customer relationship	[1]	$ 537
Less: Accumulated amortization		(5)
Intangible assets, net		$ 532

[1]	Refer to Note 3 – Acquisition for further details regarding the acquisition of Regent Feinbau Adermann GmbH.